Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Jun. 30, 2022
MSGE SPINCO, INC [Member]
Statement [Line Items]
Cash, Cash Equivalents and Restricted Cash
Note 6. Cash, Cash Equivalents and Restricted Cash
The following table provides a summary of the amounts recorded as cash and cash equivalents, and restricted cash:

	As of
	June 30, 2022	June 30, 2021
Captions on the combined balance sheets:
Cash and cash equivalents	$58,102	$317,819
Restricted cash	4,471	250

Cash and cash equivalents, and restricted cash on the combined statements of cash flows	$62,573	$318,069

The Company’s cash equivalents consist of money market accounts and time deposits of $50,527 and $250,116 for Fiscal Years 2022 and 2021, respectively. Cash equivalents are measured at fair value within Level I of the fair value hierarchy on a recurring basis using observable inputs that reflect quoted prices for identical assets in active markets.